FINANCIAL RISK MANAGEMENT - CURRENCY RISK - Disclosure of Hedge Accounting Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	$ 37.8	$ (9.4)	$ (11.6)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	0.0	0.6	0.0
Cash flow hedges | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	20.7	(11.6)	(1.7)
Cash flow hedges | Cost of sales | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	1.1	18.2	28.4
Cash flow hedges | Foreign currency exchange losses, net & other finance costs | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	1.6	0.0	0.0
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps designated as net investment hedges	(1.0)	$ 0.0	$ 0.0
Cross-currency swaps | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional value	$ 50.0			$ 50.0